Income Taxes (Details) - Schedule of income and expenses - Income Taxes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of income and expenses [Line Items]
Loss before tax	$ 18,769	$ 14,308
Statutory tax rate	23.00%	23.00%
Theoretical tax	$ (4,317)	$ (3,291)
Deferred taxes not recognized on losses	4,317	3,291
Actual tax